8. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from sale of stock	$ 100,000	$ 176,052	$ 147,000
Deposit on royalty agreement	$ 110,000	0
Effective interest rate	4.95%
Stock issued for services, value		83,060
Private Placement [Member]
Proceeds from sale of stock	$ 100,000	$ 176,052	$ 76,000
Stock issued new, shares	1,000,000	1,380,260	380,000
Vanadium [Member]
Deposit on royalty agreement	$ 110,000
Mr. Newton [Member]
Due to related party			$ 75,240
Stock issued for services, value		$ 75,240
President [Member]
Stock options exercised	240,000
Proceeds from option exercises	$ 12,000
Mr. Michael Ranger [Member]
Due to related party			$ 12,662
Stock issued for services, value		7,448
Consulting Fees	$ 9,346	$ 5,131